Note 6 - Other Operating Expenses - Other Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Hosting		$ 7,647	$ 8,056	$ 7,344
Audit, legal and other advisory services (1)	[1]	6,579	10,863	6,742
Software license fees		1,782	1,882	2,397
Rent and other office expenses		3,152	3,318	4,175
Travel		542	1,304	3,903
Other		3,101	2,774	3,686
Total other operating expenses		$ 22,802	$ 28,197	$ 28,248

[1]	Amount in 2020 includes US$3.5 million related to actions taken following a short seller report.